Exhibit 99.1

World Omni Auto Receivables Trust 2021-C

Monthly Servicer Certificate

November 30, 2022

Dates Covered
Collections Period	11/01/22 - 11/30/22
Interest Accrual Period	11/15/22 - 12/14/22
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/22	638,657,073.94	34,048
Yield Supplement Overcollateralization Amount 10/31/22	14,448,535.77	0
Receivables Balance 10/31/22	653,105,609.71	34,048
Principal Payments	23,667,605.16	1,037
Defaulted Receivables	778,140.79	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/22	13,643,663.62	0
Pool Balance at 11/30/22	615,016,200.14	32,978

Pool Statistics	$ Amount	# of Accounts
Pool Factor	52.26%
Prepayment ABS Speed	1.29%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	7,828,369.02	343
Past Due 61-90 days	2,408,348.32	102
Past Due 91-120 days	333,956.20	14
Past Due 121+ days	0.00	0
Total	10,570,673.54	459

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.68%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.44%
Delinquency Trigger Occurred	NO

Recoveries	561,326.15
Aggregate Net Losses/(Gains) - November 2022	216,814.64
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.40%
Prior Net Losses/(Gains) Ratio	0.66%
Second Prior Net Losses/(Gains) Ratio	0.35%
Third Prior Net Losses Ratio/(Gains)	0.66%
Four Month Average	0.52%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.27%

Overcollateralization Target Amount	7,072,686.30
Actual Overcollateralization	7,072,686.30
Weighted Average Contract Rate	3.81%
Weighted Average Contract Rate, Yield Adjusted	5.13%
Weighted Average Remaining Term	47.31

Flow of Funds	$ Amount
Collections	26,286,639.98
Investment Earnings on Cash Accounts	20,390.81
Servicing Fee	(544,254.67)
Transfer to Collection Account	-
Available Funds	25,762,776.12

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	211,755.62
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	16,296,317.45
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,072,686.30
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,141,951.25

Total Distributions of Available Funds	25,762,776.12

Servicing Fee	544,254.67
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 11/15/22	631,312,517.59
Principal Paid	23,369,003.75
Note Balance @ 12/15/22	607,943,513.84

Class A-1
Note Balance @ 11/15/22	0.00
Principal Paid	0.00
Note Balance @ 12/15/22	0.00
Note Factor @ 12/15/22	0.0000000%

Class A-2
Note Balance @ 11/15/22	93,432,517.59
Principal Paid	23,369,003.75
Note Balance @ 12/15/22	70,063,513.84
Note Factor @ 12/15/22	18.1978426%

Class A-3
Note Balance @ 11/15/22	385,010,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	385,010,000.00
Note Factor @ 12/15/22	100.0000000%

Class A-4
Note Balance @ 11/15/22	100,230,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	100,230,000.00
Note Factor @ 12/15/22	100.0000000%

Class B
Note Balance @ 11/15/22	35,090,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	35,090,000.00
Note Factor @ 12/15/22	100.0000000%

Class C
Note Balance @ 11/15/22	17,550,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	17,550,000.00
Note Factor @ 12/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	251,821.12
Total Principal Paid	23,369,003.75
Total Paid	23,620,824.87

Class A-1
Coupon	0.11273%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.22000%
Interest Paid	17,129.29
Principal Paid	23,369,003.75
Total Paid to A-2 Holders	23,386,133.04

Class A-3
Coupon	0.44000%
Interest Paid	141,170.33
Principal Paid	0.00
Total Paid to A-3 Holders	141,170.33

Class A-4
Coupon	0.64000%
Interest Paid	53,456.00
Principal Paid	0.00
Total Paid to A-4 Holders	53,456.00

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2158054
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.0267410
Total Distribution Amount	20.2425464

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0444905
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	60.6971345
Total A-2 Distribution Amount	60.7416250

A-3 Interest Distribution Amount	0.3666667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3666667

A-4 Interest Distribution Amount	0.5333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5333333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	697.35
Noteholders' Principal Distributable Amount	302.65

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/22	2,924,574.03
Investment Earnings	8,777.18
Investment Earnings Paid	(8,777.18)
Deposit/(Withdrawal)	-
Balance as of 12/15/22	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,658,590.03	$7,185,842.71	$4,460,366.34
Number of Extensions	180	277	172
Ratio of extensions to Beginning of Period Receivables Balance	0.71%	1.06%	0.63%